Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%
Valuation reserve	$ 0	$ 762,000
Retained earnings without deferred income taxes	42,300,000
Deferred income taxes	17,100,000
Trusted pool security
Operating Loss Carryforwards [Line Items]
Gross unrealized losses pertaining to trust preferred securities	$ 143,500,000